Fair Value Option	12 Months Ended
Dec. 31, 2010
Fair Value Option [Abstract]
Fair Value Option
Note 4 – Fair value option
The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments, and written loan commitments not previously carried at fair value.
Elections
Elections were made by the Firm to:
•	Mitigate income statement volatility caused by the differences in the measurement basis of elected instruments (for example, certain instruments elected were previously accounted for on an accrual basis) while the associated risk management arrangements are accounted for on a fair value basis;
•	Eliminate the complexities of applying certain accounting models (e.g., hedge accounting or bifurcation accounting for hybrid instruments); and
•	Better reflect those instruments that are managed on a fair value basis.
Elections include the following:
•	Loans purchased or originated as part of securitization warehousing activity, subject to bifurcation accounting, or managed on a fair value basis.
•	Securities financing arrangements with an embedded derivative and/or a maturity of greater than one year.
•	Owned beneficial interests in securitized financial assets that contain embedded credit derivatives, which would otherwise be required to be separately accounted for as a derivative instrument.
•	Certain tax credits and other equity investments acquired as part of the Washington Mutual transaction.
•	Structured notes issued as part of IB’s client-driven activities. (Structured notes are financial instruments that contain embedded derivatives.)
•	Long-term beneficial interests issued by IB’s consolidated securitization trusts where the underlying assets are carried at fair value.

Changes in fair value under the fair value option election
The following table presents the changes in fair value included in the Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008, for items for which the fair value election was made. The profit and loss information presented below only includes the financial instruments that were elected to be measured at fair value; related risk management instruments, which are required to be measured at fair value, are not included in the table.

	2010				2009				2008
				Total changes				Total changes				Total changes
	Principal	Other		in fair value	Principal	Other		in fair value	Principal	Other		in fair value
December 31, (in millions)	transactions	income		recorded	transactions	income		recorded	transactions	income		recorded

Federal funds sold and securities purchased under resale agreements	$173	$—		$173	$(553)	$—		$(553)	$1,139	$—		$1,139
Securities borrowed	31	—		31	82	—		82	29	—		29

Trading assets:
Debt and equity instruments, excluding loans	556	(2	)(c)	554	619	25	(c)	644	(870)	(58	)(c)	(928)
Loans reported as trading assets:
Changes in instrument- specific credit risk	1,279	(6	)(c)	1,273	(300)	(177	)(c)	(477)	(9,802)	(283	)(c)	(10,085)
Other changes in fair value	(312)	4,449	(c)	4,137	1,132	3,119	(c)	4,251	696	1,178	(c)	1,874
Loans:
Changes in instrument-specific credit risk	95	—		95	(78)	—		(78)	(1,991)	—		(1,991)
Other changes in fair value	90	—		90	(343)	—		(343)	(42)	—		(42)
Other assets	—	(263	)(d)	(263)	—	(731	)(d)	(731)	—	(660	)(d)	(660)

Deposits(a)	(564)	—		(564)	(770)	—		(770)	(132)	—		(132)
Federal funds purchased and securities loaned or sold under repurchase agreements	(29)	—		(29)	116	—		116	(127)	—		(127)
Other borrowed funds(a)	123	—		123	(1,287)	—		(1,287)	1,888	—		1,888
Trading liabilities	(23)	—		(23)	(3)	—		(3)	35	—		35
Beneficial interests issued by consolidated VIEs	(12)	—		(12)	(351)	—		(351)	355	—		355
Other liabilities	(9)	8	(d)	(1)	64	—		64	—	—		—
Long-term debt:
Changes in instrument-specific credit risk(a)	400	—		400	(1,704)	—		(1,704)	1,174	—		1,174
Other changes in fair value(b)	1,297	—		1,297	(2,393)	—		(2,393)	16,202	—		16,202

(a)	Total changes in instrument-specific credit risk related to structured notes were $468 million, $(1.7) billion and $1.2 billion for the years ended December 31, 2010, 2009 and 2008, respectively. These totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt. The 2009 prior period has been revised.

(b)	Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need for derivative risk in funded form. The embedded derivative is the primary driver of risk. The 2008 gain included in “Other changes in fair value” results from a significant decline in the value of certain structured notes where the embedded derivative is principally linked to either equity indices or commodity prices, both of which declined sharply during the third quarter of 2008. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.
Determination of instrument-specific credit risk for items for which a fair value election was made
The following describes how the gains and losses included in earnings during 2010, 2009 and 2008, which were attributable to changes in instrument-specific credit risk, were determined.
•	Loans and lending-related commitments: For floating-rate instruments, all changes in value are attributed to instrument-specific credit risk. For fixed-rate instruments, an allocation of the changes in value for the period is made between those changes in value that are interest rate-related and changes in value that are credit-related. Allocations are generally based on an analysis of borrower-specific credit spread and recovery information, where available, or benchmarking to similar entities or industries.
•	Long-term debt: Changes in value attributable to instrument-specific credit risk were derived principally from observable changes in the Firm’s credit spread.
•	Resale and repurchase agreements, securities borrowed agreements and securities lending agreements: Generally, for these types of agreements, there is a requirement that collateral be maintained with a market value equal to or in excess of the principal amount loaned; as a result, there would be no adjustment or an immaterial adjustment for instrument-specific credit risk related to these agreements.

Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2010 and 2009, for loans, long-term debt and long-term beneficial interests for which the fair value option has been elected.

	2010				2009
				Fair value				Fair value
				over/(under)				over/(under)
	Contractual			contractual	Contractual			contractual
	principal			principal	principal			principal
December 31, (in millions)	outstanding		Fair value	outstanding	outstanding		Fair value	outstanding

Loans
Performing loans 90 days or more past due
Loans reported as trading assets	$—		$—	$—	$—		$—	$—
Loans	—		—	—	—		—	—
Nonaccrual loans
Loans reported as trading assets	5,246		1,239	(4,007)	7,264		2,207	(5,057)
Loans	927		132	(795)	1,126		151	(975)

Subtotal	6,173		1,371	(4,802)	8,390		2,358	(6,032)
All other performing loans
Loans reported as trading assets	39,490		33,641	(5,849)	35,095		29,341	(5,754)
Loans	2,496		1,434	(1,062)	2,147		1,000	(1,147)

Total loans	$48,159		$36,446	$(11,713)	$45,632		$32,699	$(12,933)

Long-term debt
Principal-protected debt	$20,761	(b)	$21,315	$554	$26,765	(b)	$26,378	$(387)
Nonprincipal-protected debt(a)	NA		17,524	NA	NA		22,594	NA

Total long-term debt	NA		$38,839	NA	NA		$48,972	NA

Long-term beneficial interests
Principal-protected debt	$49		$49	$—	$90		$90	$—
Nonprincipal-protected debt(a)	NA		1,446	NA	NA		1,320	NA

Total long-term beneficial interests	NA		$1,495	NA	NA		$1,410	NA

(a)	Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.
At December 31, 2010 and 2009, the contractual amount of letters of credit for which the fair value option was elected was $3.8 billion and $3.7 billion, respectively, with a corresponding fair value of $6 million at both December 31, 2010 and 2009. For further information regarding off-balance sheet commitments, see Note 30 on pages 275–280 of this Annual Report.